SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 16 – SUBSEQUENT EVENTS

On August 7, 2023, the Company entered into a convertible note for a principal of $57,750. The note bears interest at a rate of 10% per annum and matures after one year. Following 180 days from the note, the noteholder may convert at a discount of 39%. The company had reserved a sufficient number of shares of Common Stock 342,725,409 for issuance upon full conversion of the Note in accordance with the terms.

Subsequent to period end the company issued 80,036,058 shares to a third party in exchange for cash in accordance with its equity financing agreement.